REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of geographic breakdown of revenues and breakdown of revenues by channel

	For the year ended December 31,
In millions	2025	2024	2023
Americas (1)	$2,125.6	$1,859.0	$1,745.6
EMEA (2)	1,805.8	1,513.4	1,457.6
Greater China (3)	1,861.9	1,298.1	844.8
Asia Pacific (4)	772.9	512.8	352.4
Total	$6,566.2	$5,183.3	$4,400.4
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(1)Consists of the United States, Canada and other countries in Latin America. Revenue generated in the United States comprised 22.5%, 26.0% and 29.4% of total Company revenue for 2025, 2024 and 2023, respectively. No other country in the region generated more than 10% of the total Group revenue in any of the years presented.
(2)Consists of Europe, the Middle East and Africa. The revenue generated in this region primarily consists of sales in Germany, France, Austria, the UK, Italy, Sweden, Switzerland, and Spain. No country in the region generated more than 10% of the total Company revenue in any of the years presented.
(3)Consists of Mainland China, Hong Kong, Taiwan and Macau. Revenue generated in Mainland China comprised 27.0%, 23.6% and 18.2% of the total Group revenue for 2025, 2024 and 2023, respectively. No other country in the region generated more than 10% of the total Company revenue in any of the years presented.
(4)Excludes Greater China. The Company has own sales companies in Japan, South Korea, Australia and Malaysia in the region. No country in the region generated more than 10% of the total Company revenue in any of the periods presented.

	For the year ended December 31,
In millions	2025	2024	2023
Wholesale
Technical Apparel	$761.1	$643.1	$528.0
Outdoor Performance	1,551.1	1,309.8	1,329.6
Ball & Racquet Sports	1,045.3	963.4	952.7
	3,357.5	2,916.3	2,811.3
DTC
Technical Apparel	2,094.7	1,551.2	1,086.1
Outdoor Performance	852.6	525.7	344.6
Ball & Racquet Sports	261.4	190.1	159.4
	3,208.7	2,267.0	1,589.1

Total	$6,566.2	$5,183.3	$4,400.4

Schedule of right of return assets and refund liabilities

In millions	December 31, 2025	December 31, 2024
Right of return assets	$26.1	$18.2
Refund liabilities	169.8	115.7